PARENT COMPANY FINANCIAL INFORMATION - Balance Sheets (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents		$ 14,373,816	$ 18,546,918	$ 13,100,000
Investment in subsidiaries:
Premises and equipment, net		936,291	986,953
Equity method investments		437,212	262,377
Deferred tax assets, net		379,759	364,309
Other assets	[1],[2]	4,712,462	4,860,516
TOTAL ASSETS		164,572,121	165,248,750	164,972,574
Liabilities and stockholder's equity
Borrowings and other debt obligations	[2]	37,102,112	44,010,910
Other liabilities	[2]	895,597	1,289,098
TOTAL LIABILITIES		146,627,414	147,573,223
Mezzanine equity		2,000,000	2,000,000	2,000,000	$ 500,000
Stockholder's equity		15,944,707	15,675,527	15,500,909	$ 17,429,722
TOTAL LIABILITIES, MEZZANINE AND STOCKHOLDER'S EQUITY		164,572,121	165,248,750
Goodwill		2,766,665	2,766,665
Parent Company
Assets
Cash and cash equivalents		2,874,193	3,833,795	2,900,000
Other investment securities		122,304	93,811
Loans to bank subsidiaries		0	550,000
Loans to non-bank subsidiaries		5,746,088	5,685,838
Investment in subsidiaries:
Bank subsidiaries		14,170,805	9,784,600
Non-bank subsidiaries		7,592,429	10,652,590
Premises and equipment, net		54,460	41,116
Equity method investments		5,964	4,716
Restricted cash		142,543	67,313	$ 66,800
Deferred tax assets, net		144,957	33,737
Other assets		750,357	563,849
TOTAL ASSETS		31,604,100	31,311,365
Liabilities and stockholder's equity
Deferred tax liabilities, net		0	2,180
Other liabilities		681,918	477,952
TOTAL LIABILITIES		13,659,393	13,635,838
Mezzanine equity		2,000,000	2,000,000
Stockholder's equity		15,944,707	15,675,527
TOTAL LIABILITIES, MEZZANINE AND STOCKHOLDER'S EQUITY		31,604,100	31,311,365
Parent Company | Auto Reporting Unit
Liabilities and stockholder's equity
Goodwill		945,900	945,900
Parent Company | Nonrelated Party
Liabilities and stockholder's equity
Borrowings and other debt obligations		12,823,457	13,000,039
Parent Company | Related Party
Liabilities and stockholder's equity
Borrowings and other debt obligations		$ 154,018	$ 155,667

[1]	Includes MSRs of $79.5 million and $91.0 million at December 31, 2025 and December 31, 2024, respectively, for which the Company has elected the FVO.
[2]	The Company has interests in certain Trusts that are considered VIEs for accounting purposes. At December 31, 2025 and December 31, 2024, net LHFI included $21.6 billion and $24.6 billion, Operating leases assets, net included $8.4 billion and $11.7 billion, restricted cash included $668.2 million and $706.6 million, Other assets included $710.7 million and $693.1 million, Borrowings and other debt obligations included $23.6 billion and $26.2 billion, and Other liabilities included $96.1 million and $99.6 million of assets or liabilities, respectively, that were included within VIEs. See Note 8 to these Consolidated Financial Statements for additional information.